Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [abstract]
Schedule of Share Capital Number and Amount Outstanding

	2017		2016
	Number	Amount	Number	Amount
Balance at January 1,	12,544,960	$365,923	12,540,757	$365,824
Adjustment for partial shares on share consolidation	(1)	–	–	–
Issuance of common shares	2,682,742	19,725	–	–
Warrants exercised (note 14)	200,575	1,966	–	–
Issuance of common shares on vesting of performance share units (note 19)	4,203	96	4,203	99
Issuance of common shares on exercise of stock options (note 19)	4,400	36	–	–
At December 31,	15,436,879	$387,746	12,544,960	$365,923